Estimates, Significant Accounting Policies and Balance Sheet Detail Estimates (Asset Retirement Obligations) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Asset Retirement Obligation	$ 180	$ 140
Southern Union [Member]
Asset Retirement Obligation	55	46
Sunoco [Member]
Asset Retirement Obligation	84	53
Sunoco Logistics [Member]
Asset Retirement Obligation	$ 41	$ 41